CHARGES (ASSETS PLEDGED)	12 Months Ended
Dec. 31, 2017
CHARGES (ASSETS PLEDGED) [Abstract]
CHARGES (ASSETS PLEDGED)
NOTE 8:-	CHARGES (ASSETS PLEDGED)

In July 2015, the Company secured a short-term line of credit that expires after one year in the amount of $5,000 from an Israeli bank, which, following several extensions, is currently scheduled to expire in July 2018. To secure the credit line, the Company granted the bank a first priority floating charge on all of its assets (the agreements relating to such charges, being referred to as the “Security Agreements”). The Security Agreements contain various restrictive covenants, including limitations on the Company's ability to pledge additional assets, enter into affiliated party transactions, pay dividends or repurchase its shares, and subject to specified exceptions, a negative pledge on the assets of some of its subsidiaries. As of December 31, 2017, $576 of the line of credit is used as collateral, mainly to secure the Company's obligations under the office lease agreement and its hedging transactions.